FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RESULT
Schedule of financial results

in € thousand	2023	2022	2021
Finance income	19,685	5,758	3,360
thereof fair value changes	—	1,669	124
thereof interest income and similar proceeds	3,883	4,089	3,236
thereof gain from loan extinguishment	15,802	—	—
Finance expenses	(10,091)	(17,746)	(18,014)
thereof interest portion of lease payments	(103)	(68)	(49)
thereof interest expense	(9,988)	(17,678)	(17,965)
Financial result	9,594	(11,988)	(14,654)